                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.): [ ] is a restatement.
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    QVT Financial LP
Address: 527 Madison Avenue, 8th Floor
         New York, New York 10022

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nicholas Brumm
Title:   Managing member of QVT Financial
         GP LLC as general partner of
         QVT Financial LP
Phone:   (212) 705-8888

Signature, Place, and Date of Signing:

/s/ Nicholas Brumm                   New York, NY           November 29, 2005
---------------------------     ---------------------   ------------------------
       [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      1

Form 13F Information Table Value Total:  $ 326
                                    (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

------------------------------------------------------------------------------------------------------------------------------
     COLUMN 1       COLUMN 2        COLUMN 3     COLUMN 4            COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                                           AMOUNT AND TYPE OF SECURITY                        VOTING AUTHORITY
                                                           ---------------------------                       -----------------
                                                  VALUE    SHR  OR                      INVESTMENT   OTHER
NAME OF ISSUER      TITLE OF CLASS  CUSIP        (x$1000)  PRN  AMT  SH/PRN  PUT/CALL   DISCRETION  MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
MITSUBISHI TOKYO    SPONSORED       606816106     326      25000     SH                 DEFINED              25000   0     0
FINL GROUP          ADR